Shareholders' Equity	12 Months Ended
Dec. 29, 2012
Shareholders' Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6 – SHAREHOLDERS' EQUITY
Capital Stock:  The Company's authorized capital consists of 25 million shares of $1.00 per share par value preferred stock and 500 million shares of $0.10 per share par value common stock. There were no shares of preferred stock issued or outstanding during 2012, 2011 or 2010.
Share Repurchases: On November 29, 2012, the Company's Board of Directors authorized a share repurchase program of up to $1.0 billion of its outstanding common stock. The Company began repurchasing shares on December 5, 2012 and completed the repurchases under the program on February 1, 2013, repurchasing 26.8 million shares for $1.0 billion at an average repurchase price of $37.27 per share. From December 5, 2012 through December 29, 2012, the Company repurchased 12.9 million shares for $458 million at an average repurchase price of $35.60 per share.

On October 17, 2012, the Company's Board of Directors authorized a share repurchase program of up to $300 million of its outstanding common stock. The Company began repurchasing shares on October 19, 2012 and completed the repurchases under the program on November 6, 2012, repurchasing 7.7 million shares for $300 million at an average repurchase price of $38.97 per share.

On December 12, 2011, the Company's Board of Directors authorized a share repurchase program of up to $300 million of the Company's outstanding common stock. The Company began repurchasing shares on January 27, 2012 and completed the repurchases under the program on February 8, 2012, repurchasing 7.1 million shares for $300 million at an average repurchase price of $42.14 per share.

On August 2, 2011, the Company's Board of Directors authorized a share repurchase program of up to $500 million of the Company's outstanding common stock. The Company completed the repurchases under the program on August 29, 2011, repurchasing 11.7 million shares for $500 million at an average repurchase price of $42.79 per share.

On October 15, 2010, the Company's Board of Directors authorized a share repurchase program of up to $600 million of the Company's outstanding common stock. On October 21, 2010, the Company's Board of Directors authorized an additional $300 million of share repurchases as part of this share repurchase program. Through January 1, 2011, the Company had repurchased 15.4 million shares for $625 million at an average repurchase price of $40.63 per share. The Company continued repurchasing shares in 2011 and completed the repurchases under the program on January 20, 2011, repurchasing a program total of 22.0 million shares for $900 million at an average repurchase price of $40.87 per share.

Dividends: During 2012, the Company's Board of Directors authorized four quarterly cash dividend payments of $0.23 per share paid on April 30, 2012, July 31, 2012, October 31, 2012 and January 31, 2013. During 2011, the Company's Board of Directors authorized four quarterly cash dividend payments of $0.21 per share paid on April 29, 2011, July 29, 2011, October 31, 2011 and January 31, 2012. No cash dividends were paid in 2010.

On February 23, 2013, the Company's Board of Directors authorized a cash dividend of $0.25 per share payable on April 30, 2013 to share holders of record as of March 29, 2013.